PROPERTY, PLANT AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

8. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consisted of the following:

	June 30, 2025	December 31, 2024
	US$’000	US$’000
	(Unaudited)	(Audited)
At cost:
Buildings	167,430	164,318
Mold and tooling	100,143	98,281
Computer and electronic equipment	6,457	6,337
Machinery and equipment	258,116	253,180
Vehicles	588	736
Other logistic equipment	7,531	7,391
Construction in progress(i)	14,390	14,089
Property, plant and equipment, subtotal	554,655	544,332
Less: accumulated depreciation(ii)	(400,918)	(385,527)
Less: accumulated impairment(iii)	(3,040)	(2,987)
Property, plant and equipment, net(iv)	150,697	155,818

(i)	Construction in progress primarily consists of the construction of Shandong Baoya, Xiangyang Yazhi New Energy Automobile Co., Ltd. (“Xiangyang Yazhi”), Dezhou Yarui New Energy Automobile Co., Ltd. (“Dezhou Yarui”) manufacturing plants and molds, toolings, machinery and equipment relating to the manufacturing.

(ii)	Depreciation expenses for the six months ended June 30, 2025 and 2024 were US$8.11 million and US$10.61 million, respectively.

(iii)	There were no impairment charges for the six months ended June 30, 2025 and 2024.

(iv)	The carrying amounts of buildings, molds and tooling, machines and equipment and other logistic equipment pledged by FAW Jilin to secure borrowings were US$45.49 million and US$47.92 million as of June 30, 2025 and December 31, 2024, respectively.

The nine vehicles pledged by Shandong Baoya in April 2024 to secure borrowings, seven of these vehicles were disposed in 2025. The carrying amounts of vehicles were US$5,934 and US$46,753 as of June 30, 2025 and December 31, 2024. The carrying amounts of buildings, molds and tooling, machines and equipment pledged by Xiangyang Yazhi to secure borrowings were US$22.61 million and US$24.06 million as of June 30, 2025 and December 31, 2024, respectively. The details of the assets pledged by Xiangyang Yazhi are disclosed in Note 17.

The carrying amounts of buildings, machines and equipment pledged by Dezhou Yarui to secure borrowings were US$1.79 million and US$1.91 million as of June 30, 2025 and December 31, 2024, respectively.